Loans (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) number		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Sep. 16, 2016 USD ($)	Oct. 02, 2015 USD ($)	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans	$ 285,200,000		$ 296,200,000
Allowance for loan losses	202,068,000		210,242,000		$ 232,448,000			$ 253,809,000
Average balance of impaired loans	310,368,000		337,219,000
Interest income recognized on impaired loan	6,779,000		6,771,000
Loans, net of unearned income	19,589,520,000	[1]	17,686,502,000	[1]	16,230,166,000
Provision for loan losses	11,000,000		9,000,000		27,000,000
Loan loss provision on PCI loans	(500,000)		(500,000)
Allowance - purchased credit impaired loans	723,000		1,682,000		3,185,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	123,250,000		98,796,000
Commercial loans	14,283,610,000		12,111,325,000
Loans pledged to secure potential borrowings from Federal Reserve Bank	7,300,000,000
Allowance - purchased credit impaired loans	319,000		1,173,000
As Acquired | Trustatlantic Financial Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired							$ 298,050,000
As Acquired | GE Capital Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired	537,400,000					$ 537,400,000
As Recorded by FHN | Trustatlantic Financial Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired							$ 281,944,000
Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 16,289,000		18,947,000		19,122,000			22,491,000
TDR, reduction of interest rate by increment, basis points	0.25%
TDRS Maturities	40 years
Loans, net of unearned income	$ 423,125,000		454,123,000		538,961,000
Modified interest rate increase	1.00%
Provision for loan losses	$ (3,470,000)		1,279,000		208,000
Allowance - purchased credit impaired loans	0		0		0
Loans Held-For-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans	$ 69,300,000		71,500,000
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	25.00%
Consumer Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	23.00%
Allowance for loan losses	$ 50,357,000		80,614,000		113,011,000			126,785,000
TDRS Maturities	30 years
Loans, net of unearned income	$ 4,523,752,000	[2]	4,766,518,000	[2]	5,048,071,000
Provision for loan losses	(31,983,000)		(26,224,000)		8,793,000
Allowance - purchased credit impaired loans	404,000		508,000		77,000
Allowance For TDRs To Recorded Investment Of TDRs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans	$ 44,900,000		$ 50,100,000
Ratio of the allowance for loan losses to loans	16.00%		17.00%
Loans To Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage contributed in total loan	10.00%
Percentage of commercial & industrial loan portfolio	17.00%
Loans, net of unearned income	$ 2,045,189,000		$ 1,669,908,000
Loans To Mortgage Companies | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	2,045,189,000		1,669,908,000
Credit Card & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	12,172,000		11,885,000		14,730,000			$ 7,484,000
Loans, net of unearned income	359,033,000		354,536,000		358,131,000
Provision for loan losses	10,890,000		9,993,000		19,046,000
Allowance - purchased credit impaired loans	$ 0		1,000		$ 0
Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit card workout program, granted rate reduction	0.00%
Loans, net of unearned income	$ 191,651,000		190,608,000
Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR, reduction of interest rate by increment, basis points	0.25%
Modified interest rate increase	2.00%
Restricted And Secured Consumer Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 35,900,000		52,800,000
Finance And Insurance Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage contributed in total loan	13.00%
Percentage of commercial & industrial loan portfolio	21.00%
Commercial loans	$ 2,600,000,000
Finance Insurance And Loans To Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of commercial & industrial loan portfolio	38.00%
Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net charge-offs	$ 400,000		1,100,000
Maximum | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period	12 months
Maximum | Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate time period	5 years
Maximum | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period	1 year
Credit card workout program, term extension	5 years
Maximum | Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate time period	5 years
Minimum | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period	6 months
Minimum | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired commercial loans	$ 1,000,000
Minimum | Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate	2.00%
Modified interest rate time period	5 years
Minimum | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period	6 months
Minimum | Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate	1.00%
Modified interest rate time period	5 years
Pass | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	12
Pass | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	1
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	13
Special Mention | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	13
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	14
Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	15
Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	16
Loss | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	16
PD Grade 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lowest expected default probability | number	1
PD Grade 1 | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 77,000		130,000
PD Grade 12 | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	6,377,000		2,728,000
PD Grade 13 | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	4,225,000		$ 5,289,000
PD Grade 13 | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	$ 500,000
LGD Grade 1 | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	1
LGD Grade 12 | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	12
Loan Reassessed | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	$ 1,000,000

[1]	December 31, 2016 and 2015 include $28.5 million and $29. 7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]

Balances as of December 31, 201 6 and 2015, include $ 35.9 million and $ 52.8 million of restricted real estate loans, respectively. See Note 21 - Variable Interest Entities for additional information.